Note 16 (Tables)	6 Months Ended
Jun. 30, 2021
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2021	December 2020
Property plant and equipment	7,111	7,601
For own use	6,826	7,311
Land and buildings	4,288	4,380
Work in progress	49	52
Furniture, fixtures and vehicles	5,486	5,515
Right to use assets	3,077	3,061
Accumulated depreciation	(5,512)	(5,275)
Impairment (*)	(561)	(422)
Leased out under an operating lease	285	290
Assets leased out under an operating lease	329	345
Accumulated depreciation	(44)	(54)
Impairment (*)	—	—
Investment property	210	222
Building rental	163	198
Other	4	4
Right to use assets	149	123
Accumulated depreciation	(53)	(42)
Impairment	(53)	(60)
Total	7,321	7,823
(*) In 2021, it includes allowances on right of use of the rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 23 and 44).